Bank Loans and Notes Payable - Rollforward, Liabilities Arising from Financing Activities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 252,940	$ 246,973	$ 172,630
Cash Flows	(8,805)	(11,184)	56,283
Non-cash flows, Acquisition	28,114	1,540	1,765
Non-cash flows, New leases	10,686	7,871	7,982
Non-cash flows, Foreign Exchange movement	(9,390)	(123)	4,450
Non-cash flows, Others	11,513	7,863	3,863
Ending balance	285,058	252,940	246,973
Total Liabilities From Financing Activities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	190,585	188,665	117,951
Cash Flows	6,303	1,141	66,093
Non-cash flows, Acquisition	6,181
Non-cash flows, Foreign Exchange movement	(9,034)	675	5,034
Non-cash flows, Others	(2,294)	104	(413)
Ending balance	191,741	190,585	188,665
Short term Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,580	19,430	20,807
Cash Flows	(415)	(11,015)	(1,286)
Non-cash flows, Foreign Exchange movement	(78)	(939)	221
Non-cash flows, Others	(375)	104	(312)
Ending balance	6,712	7,580	19,430
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	183,005	169,235	97,144
Cash Flows	6,718	12,156	67,379
Non-cash flows, Acquisition	6,181
Non-cash flows, Foreign Exchange movement	(8,957)	1,614	4,813
Non-cash flows, Others	(1,919)	0	(101)
Ending balance	185,029	183,005	169,235
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	62,355	58,308	54,679
Cash Flows	(15,108)	(12,325)	(9,810)
Non-cash flows, Acquisition	21,933	1,540	1,765
Non-cash flows, New leases	10,686	7,871	7,982
Non-cash flows, Foreign Exchange movement	(356)	(798)	(584)
Non-cash flows, Others	13,807	7,759	4,276
Ending balance	$ 93,317	$ 62,355	$ 58,308